Stock Option and Incentive Plan - Additional Information (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Awards granted under the Equity Incentive Plan
Maximum number of shares authorized to be granted		70,550	67,550
Stock option awards, term	10 years
Total intrinsic value of options exercised	$ 27,023	$ 31,220	$ 13,081
Value of restricted shares vested	28,682	$ 28,727	$ 28,430
Aggregate intrinsic value of stock options outstanding	58,644
Aggregate intrinsic value of stock options exercisable	$ 38,482
Minimum [Member]
Awards granted under the Equity Incentive Plan
Awards granted under the Equity Incentive Plan, vesting period	3 years
Maximum [Member]
Awards granted under the Equity Incentive Plan
Awards granted under the Equity Incentive Plan, vesting period	4 years